Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 7 – INCOME TAXES

The Company recorded a provision for federal and state income taxes of $2,099 and $1,176 for the three month Successor Periods ended June 30, 2019 and 2018, respectively, which represent effective tax rates of approximately 53% and 39% respectively. The Company recorded a provision for federal and state income taxes of $3,284 for the Successor Period from January 1, 2019 to June 30, 2019, $1,625 for the Successor Period from March 15, 2018 to June 30, 2018, and $718 for the Predecessor period from January 1, 2018 to March 14, 2018 which represent effective tax rates of approximately 47%, 39%, and 24%, respectively.

The Company’s effective tax rates differ from the federal statutory rate of 21% primarily due to local and state income tax rates, net of the federal tax effect as well as non-deductible stock-based compensation expense and transaction costs.

NOTE 11 – INCOME TAXES

The components of the Company’s income tax expense are as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017
Current:
Federal	$3,483	$85	$5,253
State	609	3	862
	4,092	88	6,115

Deferred:
Federal	(1,738)	460	(859)
State	(36)	170	(171)
	(1,774)	630	(1,030)
Income tax expense	$2,318	$718	$5,085

A reconciliation of income taxes calculated using the statutory federal income tax rate (21% in 2018 and 34% in 2017) to the Company’s income tax expense is as follows:

	Successor		Predecessor
	March 15, 2018 to December 31, 2018		January 1, 2018 to March 14, 2018		January 1, 2017 to December 31, 2017
	Amount	%	Amount	%	Amount	%
Income taxes at statutory rate	$(59)	21.0%	$635	21.0%	$4,540	34.0%
Non-deductible expense	35	-12.4%	10	0.3%	48	0.4%
State income taxes, net of federal tax effect	500	-177.4%	110	3.6%	450	3.4%
Transaction costs	623	-221.3%	578	18.9%	-	0.0%
Stock-based compensation and officer compensation	1,248	-442.7%	(241)	-7.9%	-	0.0%
Long-term incentive plan	-	0.0%	(412)	-13.5%	-	0.0%
Effect of increase in statutory rate for current year	-	0.0%	-	0.0%	80	0.6%
Tax rate adjustments	-	0.0%	-	0.0%	(12)	-0.1%
Other credits and changes in estimate and true ups	(29)	10.6%	38	1.3%	(21)	-0.3%
Income tax expense	$2,318	-822.2%	$718	23.7%	$5,085	38.0%

Due to limitations on the deductibility of compensation under Section 162(m) stock-based compensation expense attributable to certain employees has been treated as a permanent difference in the calculation of tax expense for the Successor Period. The Company does not expect that these expenses will be deductible on the estimated exercise date of the awards. As such, no deferred tax asset hs been established related to these amounts.

Deferred tax assets and liabilities were as follows:

	Successor	Predecessor
	As of	As of
	December 31, 2018	December 31, 2017

Deferred tax assets:
Accounts receivable	$173	$253
Accrued charge-backs	821	594
Other accrued liabilities	407	424
Goodwill	-	274
Financing liability	15,463	13,574
Transaction costs	-	579
Stock based compensation	676	165
Other, net	192	215
	17,732	16,078

Deferred tax liabilities:
Prepaid expenses	(370)	(202)
Goodwill	(115)	-
Inventories	(4,939)	(1,531)
Property and equipment	(16,027)	(9,178)
Intangible assets	(14,998)	(5,023)
	(36,449)	(15,934)

Net deferred tax (liabilities)/assets	$(18,717)	$144

No significant increases or decreases in the amounts of unrecognized tax benefits are expected in the next 12 months.

The Company is subject to U.S. federal income tax and income tax in the states of Florida, Arizona, Colorado, Minnesota, and Tennessee. The Company is no longer subject to the examination by Federal and state taxing authorities for years prior to 2015. Subsequent to year end, the company received a notification from the state of Florida of their intent to audit the corporate income taxes for the years ended December 31, 2017, 2016, and 2015. Management believes it is too early to determine the outcome of the audit at this time. The Company recognizes interest and penalties related to income tax matters in income tax (benefit) expense. Interest and penalties recorded in the statements of operations for the periods presented were insignificant.

Tax Legislation

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant changes to U.S. tax laws including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from the current top rate of 35% to 21%. As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate. This revaluation resulted in a benefit of $12 to income tax expense for the year ended December 31, 2017.